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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP
Address: St. Martins Court, 4th Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                     Stamford, Connecticut   November 15, 2010
------------------------------------   ---------------------   -----------------
[Signature]                                [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           41*
Form 13F Information Table Value Total:     $304,352
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-13297               S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
      COLUMN 1      COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7     COLUMN 8
------------------- -------- --------- -------- ----------------------- -------------- -------- --------------------
      NAME OF       TITLE OF             VALUE        SH       SH/ PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
       ISSUER         CLASS    CUSIP   (X$1000) OR PRN AMOUNT  PRN CALL   DISCRETION   MANAGERS SOLE   SHARED   NONE
------------------- -------- --------- -------- ------------- ---- ---- -------------- -------- ---- --------- -----
AGNICO EAGLE MINES
   LTD              Common   008474108    2,024        28,500 SH        Shared-Defined     1            28,500
ANADARKO PETE CORP  Common   032511107    8,558       150,000 SH        Shared-Defined     1           150,000
ARCELORMITTAL SA
   LUXEMBOURG       Common   03938L104    1,820        55,200 SH        Shared-Defined     1            55,200
BARRICK GOLD CORP   Common   067901108       23           500 SH        Shared-Defined     1               500
BHP BILLITON PLC    Common   05545E209    1,278        20,000 SH        Shared-Defined     1            20,000
CENTRAL EUROPEAN
   DIST CORP        Common   153435102    9,831       440,461 SH        Shared-Defined     1           440,461
CITIGROUP INC       Common   172967101    3,900     1,000,000 SH        Shared-Defined     1         1,000,000
COEUR D ALENE MINES
   CORP IDA         Common   192108504    3,586       180,000 SH        Shared-Defined     1           180,000
COPA HOLDINGS SA    Common   P31076105   12,863       238,609 SH        Shared-Defined     1           238,609
EXXON MOBIL CORP    Common   30231G102    3,090        50,000 SH        Shared-Defined     1            50,000
FREEPORT-MCMORAN
   COPPER & GO      Common   35671D857    2,818        33,000 SH        Shared-Defined     1            33,000
GENZYME CORP        Common   372917104    4,035        57,000 SH        Shared-Defined     1            57,000
GOL LINHAS AEREAS
   INTLG S A        Common   38045R107    1,415        90,000 SH        Shared-Defined     1            90,000
GOLDCORP INC NEW    Common   380956409   23,109       531,000 SH        Shared-Defined     1           531,000
GRUPO AEROPORTUARIO
   DEL SURE         Common   40051E202      475        10,000 SH        Shared-Defined     1            10,000
HEWLETT PACKARD CO  Common   428236103    2,524        60,000 SH        Shared-Defined     1            60,000
IAMGOLD CORP        Common   450913108   10,679       603,000 SH        Shared-Defined     1           603,000
IVANHOE MINES LTD   Common   46579N103    1,873        80,000 SH        Shared-Defined     1            80,000
KINROSS GOLD CORP   Common   496902404   38,360     2,042,025 SH        Shared-Defined     1         2,042,025
LAN AIRLINES S A    Option   501723950    5,888       200,000      Put  Shared-Defined     1           200,000
MARATHON OIL CORP   Common   565849106    3,145        95,000 SH        Shared-Defined     1            95,000
METALS USA HLDGS
   CORP             Common   59132A104      509        39,200 SH        Shared-Defined     1            39,200
MGIC INVT CORP WIS  Common   552848103      923       100,000 SH        Shared-Defined     1           100,000
MOSAIC CO           Common   61945A107      975        16,600 SH        Shared-Defined     1            16,600
NET SERVICOS DE
   COMUNICACAO      Common   64109T201      130        10,000 SH        Shared-Defined     1            10,000
NEW GOLD INC CDA    Common   644535106    5,071       753,900 SH        Shared-Defined     1           753,900
PETROLEO BRASILEIRO
   SA PETRO         Common   71654V408   16,811       463,500 SH        Shared-Defined     1           463,500
PRIDE INTL INC DEL  Common   74153Q102    8,645       293,750 SH        Shared-Defined     1           293,750
PRUDENTIAL FINL INC Common   744320102    4,064        75,000 SH        Shared-Defined     1            75,000
RELIANCE STEEL &
   ALUMINUM CO      Common   759509102    3,405        82,000 SH        Shared-Defined     1            82,000
SPDR S&P 500 ETF TR Option   78462F953   19,743       173,000      Put  Shared-Defined     1           173,000
STEEL DYNAMICS INC  Common   858119100   3,245        230,000 SH        Shared-Defined     1           230,000
TAM SA              Common   87484D103   13,102       567,940 SH        Shared-Defined     1           567,940
TASEKO MINES LTD    Common   876511106       57        11,000 SH        Shared-Defined     1            11,000
TECK RESOURCES LTD  Common   878742204    1,371        33,300 SH        Shared-Defined     1            33,300

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
TERNIUM SA          Common   880890108    3,918       120,000 SH        Shared-Defined     1           120,000
TRANSOCEAN LTD      Common   H8817H100   15,535       241,640 SH        Shared-Defined     1           241,640
VALE S A            Common   91912E105   20,873       667,500 SH        Shared-Defined     1           667,500
VIMPELCOM LTD       Common   92719A106   40,023     2,695,162 SH        Shared-Defined     1         2,695,162
WALTER ENERGY INC   Common   93317Q105    2,520        31,000 SH        Shared-Defined     1            31,000
WEATHERFORD
   INTERNATIONAL LT Common   H27013103    2,138       125,000 SH        Shared-Defined     1           125,000